Payments, by Category - 12 months ended Dec. 31, 2025	Newmont Corporation [Member] USD ($)
Payments:
Taxes	$ 2,412,714,000
Royalties	644,857,000
Fees	35,400,000
Bonuses	11,627,000
Infrastructure	43,935,000
Comm. Social Resp.	1,963,000
Total Payments	$ 3,150,496,000